GEOGRAPHICAL INFORMATION (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment, net	$ 7,741	$ 4,833
Other non-current assets	3,942	3,837
Property, Plant and Equipment [Member]
Property, plant and equipment, net	7,741	4,833
Other Noncurrent Assets [Member]
Other non-current assets	3,942	3,837
Long Lived Assets [Member]
Total long-lived assets	11,683	8,670
Assets [Member]
Total assets, net	195,499	147,682
UNITED STATES
Property, plant and equipment, net	1,150	773
Other non-current assets	102	113
Total assets, net	140,057	79,622
Asia [Member]
Property, plant and equipment, net	1,193	642
Total assets, net	20,629	6,482
Europe [Member]
Property, plant and equipment, net	1,105	581
Other non-current assets	151	152
Total assets, net	10,723	21,927
Middle East [Member]
Property, plant and equipment, net	4,276	2,818
Other non-current assets	3,689	3,572
Total assets, net	23,945	39,530
Other [Member]
Property, plant and equipment, net	17	19
Total assets, net	$ 145	$ 121